Additional Information of Expenses by Nature	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Additional Information of Expenses by Nature
33.	ADDITIONAL INFORMATION OF EXPENSES BY NATURE

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment
Recognized in cost of revenue	$203,476.8	$235,985.2	$264,804.7
Recognized in operating expenses	16,583.1	19,746.3	23,292.3
Recognized in other operating income and expenses	25.1	64.5	27.9

	$220,085.0	$255,796.0	$288,124.9

b. Amortization of intangible assets
Recognized in cost of revenue	$2,028.5	$2,135.5	$2,073.5
Recognized in operating expenses	1,714.9	2,211.2	2,347.9

	$3,743.4	$4,346.7	$4,421.4

c. Research and development costs expensed as incurred	$71,207.7	$80,732.5	$85,895.6

	Years Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
d. Employee benefits expenses
Post-employment benefits
Defined contribution plans	$2,164.9	$2,369.9	$2,568.9
Defined benefit plans	272.2	271.5	281.8

	2,437.1	2,641.4	2,850.7
Other employee benefits	97,248.0	101,488.7	105,364.2

	$99,685.1	$104,130.1	$108,214.9

Employee benefits expense summarized by function
Recognized in cost of revenue	$58,493.5	$61,026.1	$63,597.7
Recognized in operating expenses	41,191.6	43,104.0	44,617.2

	$99,685.1	$104,130.1	$108,214.9

According to TSMC’s Articles of Incorporation, TSMC shall allocate compensation to directors and profit sharing bonus to employees of TSMC not more than 0.3% and not less than 1% of annual profits during the period, respectively.

TSMC accrued profit sharing bonus to employees based on a percentage of net income before income tax, profit sharing bonus to employees and compensation to directors during the period, which amounted to NT$22,418.3 million, NT$23,019.1 million and NT$23,570.0 million for the years ended December 31, 2016, 2017 and 2018, respectively; compensation to directors was expensed based on estimated amount payable. If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the differences are recorded as a change in accounting estimate.

TSMC’s profit sharing bonus to employees and compensation to directors in the amounts of NT$22,418.3 million and NT$376.4 million in cash for 2016, respectively; profit sharing bonus to employees and compensation to directors in the amounts of NT$23,019.1 million and NT$368.9 million in cash for 2017, respectively, and profit sharing bonus to employees and compensation to directors in the amounts of NT$23,570.0 million and NT$349.3 million in cash for 2018, respectively, had been approved by the Board of Directors of TSMC held on February 14, 2017, February 13, 2018 and February 19, 2019, respectively. There is no significant difference between the aforementioned approved amounts and the amounts charged against earnings of 2016, 2017 and 2018, respectively.